Share-based payments - Assumptions used to determine the fair value of option grants (Details) - $ / shares	Jul. 14, 2021	May 14, 2021	Feb. 23, 2021	Nov. 24, 2020	Oct. 23, 2020	May 27, 2020
Scenario 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price						$ 3.70
Market Price						$ 3.70
Expected volatility						84.00%
Risk-free interest rate						0.40%
Expected life						5
Scenario 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price						$ 2.78
Market Price						$ 3.70
Expected volatility						84.00%
Risk-free interest rate						0.40%
Expected life						5
October 23, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price					$ 3.70
Market Price					$ 3.70
Expected volatility					97.00%
Risk-free interest rate					0.40%
Expected life					5
November 24, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price				$ 16.29
Market Price				$ 13.03
Expected volatility				101.00%
Risk-free interest rate				0.40%
Expected life				5
February 23, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price			$ 15.75
Market Price			$ 15.05
Expected volatility			103.00%
Risk-free interest rate			0.60%
Expected life			5
May 14, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		$ 8.98
Market Price		$ 9.06
Expected volatility		105.00%
Risk-free interest rate		0.80%
Expected life		5
July 14, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 9.25
Market Price	$ 9.01
Expected volatility	105.00%
Risk-free interest rate	0.70%
Expected life	5